CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [abstract]
Summary of Cash and Cash Equivalents	The company’s cash and cash equivalents as at December 31 are as follows:

(MILLIONS)	2024	2023
Cash	$285	$393
Cash subject to restriction	232	186
Short-term deposit	107	48
	$624	$627